ALLOWANCE FOR CREDIT LOSSES ALLOWANCE FOR CREDIT LOSSES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Interest Receivable	$ 56,923	$ 47,500
Reserves for unfunded commitments	18,400	18,400
Provision for Other Credit Losses	$ 33	$ 4,982	$ 903